NOTE 21 - SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Summarized Financial Information by Business Segment
	Discontinued Operations	Solar Thermal Energy	Oil & Gas	All Other (a)	Totals
Revenues	31,604		31,604		63,208
Depreciation & amortization	47,868		81,693		129,561
Income (loss) from operations	(271,536)	34,376	(305,913)	(1,617,191)	(2,160,264)
Interest expense		463		844,527	844,990
Segment assets	177,136	210	2,047,053	349,644	2,574,043

Reconciliations of Reportable Segment Revenues
Six Months Ended June 30, 2012
Net revenues:
Total for reportable segments	63,208
Corporate	—
63,208
Depreciation and amortization:
Total for reportable segments	129,561
Corporate	—
129,561
Income (loss) from operations:
Total for reportable segments	(543,073)
Corporate	(1,617,191)
(2,160,264)
Interest expense:
Total for reportable segments	463
Corporate	844,527
844,590
Segment assets:
Total for reportable segments	2,224,399
Corporate	349,644
2,574,043